Employee Cost - Summary of Estimated Fair Value of Options Using Black Scholes Model (Detail)	12 Months Ended
Mar. 31, 2019 yr
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free rate	7.00%
Expected life of option	4
Expected volatility	33.00%
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free rate	8.00%
Expected life of option	6
Expected volatility	37.00%